Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2023	2022	2021
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	475	526	401
Adjustments in respect of prior years	(15)	(81)	(24)
Total current tax	460	445	377
Deferred tax:
Charge/(credit) for the year	106	(29)	100
Adjustments in respect of prior years	(7)	64	15
Total deferred tax	99	35	115
Tax on profit from continuing operations	559	480	492

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for 2023 was 26.6% (2022: 25.6%, 2021: 26.7%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Profit from continuing operations before tax	2,100	1,874	1,845
Tax calculated at a tax rate of 23.5% (2022:19%, 2021: 19%)	494	356	351
Bank surcharge on profits	85	121	104
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	10	13	14
Non-deductible conduct remediation, fines and penalties	13	48	6
Other non-deductible costs and non-taxable income	2	29	37
Effect of change in tax rate on deferred tax provision	2	(29)	9
Tax relief on dividends in respect of other equity instruments	(34)	(40)	(40)
Adjustment to prior year provisions	(22)	(27)	2
Tax on profit from continuing operations	559	480	492

Disclosure of Movement in Current Tax Assets and Liabilities	Movements in current tax assets and liabilities during the year were as follows:

		Group
	2023	2022
	£m	£m
Assets	478	347
At 1 January	478	347
Income statement charge (including discontinued operations)	(460)	(445)
Other comprehensive income (charge)/credit	(70)	159
Corporate income tax received	537	405
Other movements	5	12
	490	478
Assets	490	478
At 31 December	490	478

Schedule of Deferred Taxes	The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	27	(290)	305	(1)	—	35	(111)	(35)
Income statement (charge)/credit	(35)	(63)	—	—	—	(18)	17	(99)
Transfers/reclassifications	—	—	(3)	(1)	—	1	4	1
Credited/(charged) to other comprehensive income	—	167	(229)	5	—	—	4	(53)
At 31 December 2023	(8)	(186)	73	3	—	18	(86)	(186)

At 1 January 2022	(123)	(508)	(7)	(12)	8	68	(5)	(579)
Income statement credit/(charge)	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	2	—	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	310	11	—	—	(9)	579
At 31 December 2022	27	(290)	305	(1)	—	35	(111)	(35)